Segmented information - Disclosure of geographic information (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure of geographical areas [line items]
Revenue	$ 12,164,115,000	$ 12,111,236,000
U.S.
Disclosure of geographical areas [line items]
Revenue	3,637,070,000	3,474,418,000
Western and Southern Europe
Disclosure of geographical areas [line items]
Revenue	1,911,408,000	2,026,113,000
Revenue	1,911,477,000	2,022,677,000
Western and Southern Europe | France
Disclosure of geographical areas [line items]
Revenue	1,672,355,000	1,761,861,000
Western and Southern Europe | Others
Disclosure of geographical areas [line items]
Revenue	239,053,000	264,252,000
Canada
Disclosure of geographical areas [line items]
Revenue	1,820,265,000	1,881,364,000
Revenue	1,686,269,000	1,768,924,000
U.K. and Australia
Disclosure of geographical areas [line items]
Revenue	1,572,427,000	1,555,895,000
Revenue	1,358,469,000	1,356,858,000
U.K. and Australia | U.K.
Disclosure of geographical areas [line items]
Revenue	1,508,719,000	1,480,627,000
U.K. and Australia | Australia
Disclosure of geographical areas [line items]
Revenue	63,708,000	75,268,000
Central and Eastern Europe
Disclosure of geographical areas [line items]
Revenue	1,252,043,000	1,193,617,000
Revenue	1,212,196,000	1,166,486,000
Central and Eastern Europe | Others
Disclosure of geographical areas [line items]
Revenue	68,537,000	74,271,000
Central and Eastern Europe | Germany
Disclosure of geographical areas [line items]
Revenue	718,166,000	655,713,000
Central and Eastern Europe | Netherlands
Disclosure of geographical areas [line items]
Revenue	465,340,000	463,633,000
Scandinavia
Disclosure of geographical areas [line items]
Revenue	1,158,393,000	1,151,666,000
Revenue	1,104,121,000	1,095,330,000
Scandinavia | Others
Disclosure of geographical areas [line items]
Revenue	322,711,000	297,101,000
Scandinavia | Sweden
Disclosure of geographical areas [line items]
Revenue	835,682,000	854,565,000
Finland, Poland and Baltics
Disclosure of geographical areas [line items]
Revenue	804,001,000	822,464,000
Revenue	777,152,000	787,640,000
Finland, Poland and Baltics | Others
Disclosure of geographical areas [line items]
Revenue	37,269,000	37,179,000
Finland, Poland and Baltics | Finland
Disclosure of geographical areas [line items]
Revenue	766,732,000	785,285,000
Asia Pacific
Disclosure of geographical areas [line items]
Revenue	8,508,000	5,699,000
Revenue	674,946,000	606,252,000
Asia Pacific | Others
Disclosure of geographical areas [line items]
Revenue	8,508,000	5,699,000
U.S. Commercial and State Government
Disclosure of geographical areas [line items]
Revenue	1,863,467,000	1,834,917,000
U.S. Commercial and State Government | U.S.
Disclosure of geographical areas [line items]
Revenue	1,902,661,000	1,853,154,000
U.S. Federal
Disclosure of geographical areas [line items]
Revenue	1,712,244,000	1,597,922,000
U.S. Federal | U.S.
Disclosure of geographical areas [line items]
Revenue	$ 1,734,409,000	$ 1,621,264,000